Annual Total Returns[BarChart] - Systematic Core Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.35%)	13.36%	32.66%	14.13%	(0.09%)	11.22%	21.07%	(5.79%)	30.63%	23.22%